Subsequent Events (Details)		3 Months Ended
	May 10, 2022 $ / shares	Mar. 31, 2022 $ / shares	Apr. 15, 2022 USD ($)	Dec. 31, 2021 $ / shares
Subsequent Event [Line Items]
Stock exchange ratio		1
Class A Common Stock
Subsequent Event [Line Items]
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001
Subsequent event | Revolving Credit Facility
Subsequent Event [Line Items]
Credit agreement increase in amount available			$ 50,000,000
Revolving credit facility permanently reduced portion			10,600,000
Subsequent event | Revolving Credit Facility
Subsequent Event [Line Items]
Revolving credit facility permanently reduced portion			$ 10,600,000
Subsequent event | CSSE | Class A Common Stock
Subsequent Event [Line Items]
Stock exchange ratio	0.087
Common stock, par value | $ / shares	$ 0.0001